Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Components of Property, Plant and Equipment

The components of property, plant and equipment as of December 31 were as follows (in millions of dollars):

	Range of Useful Lives (years)	2013	2012
Land	-	$247	$257
Leasehold improvements and buildings	12 - 40	3,385	2,929
Technical equipment and machinery	3 - 30	10,348	8,103
Factory, office and other equipment	3 - 19	1,849	1,640
Special tooling	3 - 12	8,974	7,526
Construction in progress, including advance payments related to plant and equipment	-	1,535	3,125

		26,338	23,580
Accumulated depreciation and amortization		(10,267)	(8,089)

Total		$16,071	$15,491